PROSPECTUS SUPPLEMENT
                             DATED SEPTEMBER 6, 2002

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002
                       AND SUPPLEMENT DATED JUNE 24, 2002
                         THE CONSECO ADVANTAGE STRATEGY
            AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY
                       CONSECO VARIABLE ANNUITY ACCOUNT I
                                       AND
                       CONSECO VARIABLE INSURANCE COMPANY

         The purpose of this supplement is to remove any restrictions on the transfer of your money from the fixed account to the investment portfolios for the Advantage Strategy Individual Flexible Premium Deferred Annuity.

         As of the date of this supplement through October 31, 2002, you may transfer up to 100% of the value of your contract from the fixed account to the investment portfolios. You will not be charged a transfer fee for any of the transfers you make during this period. During this period, there will be no limitations or restrictions on your ability to transfer money from the fixed account to the investment portfolios.

PLEASE USE THIS SUPPLEMENT WITH YOUR CONSECO ADVANTAGE STRATEGY PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

                                                                  CV-SUPP-I-9.02